SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Commercial Paper — 89.0%
	Ameren Corp., 0.304% due 1/18/2022	$29,759,000	$ 29,755,280
	Ameren Illinois Co., 0.203% due 1/7/2022	8,000,000	7,999,822
	Amphenol Corp.,
[a]	0.071% due 1/3/2022	5,600,000	5,600,000
[a]	0.223% due 1/5/2022	1,500,000	1,499,982
[a]	Aon Corp., 0.172% due 1/3/2022	37,000,000	37,000,000
	Arizona Public Service Co.,
	0.122% due 1/3/2022	37,000,000	37,000,000
	0.152% due 1/3/2022	1,000,000	1,000,000
	0.142% due 1/4/2022	37,000,000	36,999,856
[a]	AT&T, Inc., 0.254% due 1/19/2022	1,194,000	1,193,867
	Atlantic City Electric Co.,
	0.284% due 1/12/2022	6,000,000	5,999,580
	0.335% due 1/13/2022	9,000,000	8,999,175
	0.335% due 1/19/2022	7,000,000	6,998,973
	0.335% due 1/20/2022	12,000,000	11,998,130
	Avery Dennison Corp.,
[a]	0.101% due 1/3/2022	10,000,000	10,000,000
[a]	0.152% due 1/3/2022	2,000,000	2,000,000
[a]	0.355% due 1/18/2022	5,000,000	4,999,271
	Baltimore Gas and Electric Co.,
	0.284% due 1/4/2022	10,000,000	9,999,922
	0.304% due 1/10/2022	12,000,000	11,999,300
[a,b]	BAT International Finance plc, 0.162% due 1/3/2022	20,000,000	20,000,000
[a]	Baxter International, Inc., 0.203% due 1/3/2022	2,402,000	2,402,000
[a,b]	Bell Canada, 0.254% due 1/19/2022	37,999,000	37,994,778
	CenterPoint Energy Resources Corp.,
[a]	0.233% due 1/5/2022	3,000,000	2,999,962
[a]	0.325% due 1/5/2022	3,100,000	3,099,945
	CenterPoint Energy, Inc.,
[a]	0.385% due 1/7/2022	11,000,000	10,999,536
[a]	0.406% due 1/13/2022	20,000,000	19,997,778
	Cintas Corp. No 2,
[a]	0.152% due 1/3/2022	1,000,000	1,000,000
[a]	0.264% due 1/3/2022	10,000,000	10,000,000
[a]	0.193% due 1/4/2022	11,000,000	10,999,942
[a]	0.304% due 1/4/2022	2,000,000	1,999,983
[a]	0.193% due 1/5/2022	14,000,000	13,999,852
[a]	Clorox Co., 0.254% due 1/20/2022	15,000,000	14,998,229
[a]	Consolidated Edison Co. of New York, Inc., 0.172% due 1/6/2022	36,000,000	35,999,490
	Delmarva Power & Light Co.,
	0.284% due 1/10/2022	27,000,000	26,998,530
	0.284% due 1/12/2022	1,000,000	999,930
	0.335% due 1/19/2022	1,000,000	999,853
[a]	Dover Corp., 0.264% due 1/11/2022	25,000,000	24,998,556
	Electricite de France SA,
[a,b]	0.355% due 1/24/2022	39,000,000	38,992,038
[a,b]	0.335% due 1/26/2022	1,000,000	999,789
	Evergy Kansas Central, Inc.,
[a]	0.325% due 1/5/2022	12,165,000	12,164,784
[a]	0.335% due 1/12/2022	10,800,000	10,799,109
	Evergy, Inc.,
	0.304% due 1/5/2022	15,000,000	14,999,750
	0.325% due 1/19/2022	2,000,000	1,999,716
	Experian Finance plc,
[a,b]	0.284% due 1/10/2022	600,000	599,967
[a,b]	0.264% due 1/20/2022	1,785,000	1,784,781
[a]	General Mills, Inc., 0.183% due 1/14/2022	20,000,000	19,998,900
	Hitachi America Capital Ltd.,
[a]	0.203% due 1/5/2022	1,000,000	999,989
[a]	0.304% due 1/5/2022	36,000,000	35,999,400
	Intercontinental Exchange, Inc.,
[a]	0.223% due 1/3/2022	14,000,000	14,000,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	0.193% due 1/6/2022	$22,000,000	$ 21,999,652
[a]	0.355% due 1/26/2022	4,000,000	3,999,106
[a]	J M Smucker Co., 0.101% due 1/3/2022	13,000,000	13,000,000
[a]	Johnson Controls International plc, 0.253% due 1/5/2022	39,000,000	38,999,458
[a]	Keurig Dr Pepper, Inc., 0.203% due 1/10/2022	704,000	703,973
	Louisville Gas and Electric Co.,
[a]	0.274% due 1/13/2022	25,000,000	24,998,125
[a]	0.325% due 1/13/2022	10,000,000	9,999,111
[a]	McCormick & Co., Inc., 0.101% due 1/3/2022	18,000,000	18,000,000
	Mitsubishi HC Capital America, Inc.,
	0.355% due 1/3/2022	17,000,000	17,000,000
	0.274% due 1/7/2022	17,000,000	16,999,490
	0.416% due 1/7/2022	2,000,000	1,999,909
	0.355% due 1/18/2022	3,000,000	2,999,563
[a]	Mondelez International, Inc., 0.132% due 1/4/2022	14,000,000	13,999,949
	Northern Illinois Gas Corp.,
	0.152% due 1/5/2022	871,000	870,993
	0.152% due 1/6/2022	36,000,000	35,999,550
	Oglethorpe Power Corp.,
[a]	0.355% due 1/3/2022	8,336,000	8,336,000
[a]	0.253% due 1/4/2022	511,000	510,996
[a]	0.304% due 1/4/2022	1,147,000	1,146,990
[a]	0.325% due 1/5/2022	24,000,000	23,999,573
[a]	0.304% due 1/12/2022	1,683,000	1,682,874
[a]	0.203% due 1/21/2022	12,651,000	12,649,735
[a]	0.335% due 1/26/2022	3,000,000	2,999,368
[a]	0.325% due 1/27/2022	1,895,000	1,894,596
	ONE Gas, Inc.,
[a]	0.355% due 1/3/2022	9,000,000	9,000,000
[a]	0.355% due 1/4/2022	4,000,000	3,999,961
[a]	0.274% due 1/6/2022	17,000,000	16,999,618
[a]	0.335% due 1/6/2022	1,000,000	999,973
[a]	0.264% due 1/7/2022	3,000,000	2,999,913
[a]	0.314% due 1/12/2022	2,000,000	1,999,845
[a]	0.284% due 1/18/2022	2,000,000	1,999,767
	Peoples Gas Light & Coke Co.,
	0.162% due 1/3/2022	2,000,000	2,000,000
	0.172% due 1/3/2022	21,000,000	21,000,000
	0.183% due 1/3/2022	14,000,000	14,000,000
	0.223% due 1/3/2022	3,000,000	3,000,000
	0.112% due 1/10/2022	37,000,000	36,999,209
[a]	Pinnacle West Capital Corp., 0.162% due 1/3/2022	1,118,000	1,118,000
	Potomac Electric Power Co.,
	0.101% due 1/4/2022	15,000,000	14,999,958
	0.335% due 1/25/2022	10,000,000	9,997,983
	Ryder System, Inc.,
	0.304% due 1/5/2022	25,000,000	24,999,583
	0.304% due 1/11/2022	10,000,000	9,999,333
	San Diego Gas & Electric Co.,
[a]	0.294% due 1/4/2022	6,000,000	5,999,952
[a]	0.355% due 1/4/2022	1,000,000	999,990
[a]	0.456% due 1/11/2022	9,997,000	9,996,000
[a]	0.477% due 1/11/2022	2,000,000	1,999,791
[a]	0.477% due 1/12/2022	18,000,000	17,997,885
	Sempra Energy,
[a]	0.213% due 1/4/2022	9,000,000	8,999,948
[a]	0.213% due 1/5/2022	30,000,000	29,999,650
	Sonoco Products Co., 0.152% due 1/3/2022	29,000,000	29,000,000
	Southern California Edison Co.,
[a]	0.223% due 1/4/2022	31,000,000	30,999,811
[a]	0.355% due 1/20/2022	8,736,000	8,734,556
	Southern California Gas Co.,
[a]	0.172% due 1/4/2022	30,000,000	29,999,858
[a]	0.203% due 1/11/2022	9,000,000	8,999,600

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Southern Co. Gas Capital Corp.,
[a]	0.233% due 1/3/2022	$27,963,000	$ 27,963,000
[a]	0.385% due 1/11/2022	8,000,000	7,999,324
[a]	0.304% due 1/18/2022	3,000,000	2,999,625
[a]	Southwestern Public Service Co., 0.203% due 1/6/2022	3,000,000	2,999,950
	Spire, Inc.,
[a]	0.223% due 1/3/2022	1,000,000	1,000,000
[a]	0.233% due 1/6/2022	5,526,000	5,525,894
[a]	0.233% due 1/7/2022	15,000,000	14,999,617
[a]	0.304% due 1/11/2022	17,000,000	16,998,867
[a]	0.274% due 1/13/2022	1,255,000	1,254,906
	Stanley Black & Decker, Inc.,
[a]	0.101% due 1/5/2022	23,000,000	22,999,872
[a]	0.203% due 1/20/2022	14,750,000	14,748,607
[a]	Starbucks Corp., 0.243% due 1/4/2022	1,000,000	999,993
[a,b]	TELUS Corp., 0.233% due 1/5/2022	28,800,000	28,799,632
[a]	Unilever Capital Corp., 0.071% due 1/24/2022	19,000,000	18,999,224
	Union Electric Co., 0.203% due 1/7/2022	30,850,000	30,849,314
	Virginia Electric and Power Co., 0.172% due 1/10/2022	19,750,000	19,749,347
[a]	WEC Energy Group, Inc., 0.264% due 1/18/2022	32,000,000	31,996,533
[a]	Western Union Co., 0.203% due 1/7/2022	5,000,000	4,999,889
	Wisconsin Gas LLC,
	0.132% due 1/3/2022	26,500,000	26,500,000
	0.132% due 1/5/2022	12,000,000	11,999,913
	Wisconsin Power and Light Co, 0.152% due 1/5/2022	38,000,000	37,999,683
	Wisconsin Power and Light Co., 0.152% due 1/3/2022	1,000,000	1,000,000
	Wisconsin Public Service Corp., 0.152% due 1/3/2022	36,500,000	36,500,000
[a]	Xcel Energy, Inc., 0.172% due 1/6/2022	10,500,000	10,499,851
	Total Commercial Paper (Cost $1,639,881,981)		1,639,881,981
	Repurchase Agreement — 4.6%
	Bank of New York Tri-Party Repurchase Agreement, 0.14% dated 12/31/2021 due 1/3/2022, repurchase price $85,000,992 collateralized by 33 corporate debt securities, having an average coupon of 3.34%, a minimum credit rating of BBB-, maturity dates from 4/15/2023 to 11/15/2060, and having an aggregate market value of $90,953,311 at 12/31/2021	85,000,000	85,000,000
	Total Repurchase Agreements (Cost $85,000,000)		85,000,000
	Mutual Fund — 0.3%
[c]	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%	6,200,061	6,200,061
	Total Mutual Fund (Cost $6,200,061)		6,200,061
	Short-Term Municipal Bonds — 2.8%
	California — 0.2%
[d]	Los Angeles Department of Water & Power Power System Revenue (SPA Bank of America N.A.), Series A-7, 0.06% due 7/1/2035 (put 1/3/2022)	1,750,000	1,750,000
[d]	Metropolitan Water District of Southern California (SPA PNC Bank N.A.), Series B-3-REMK 03/20/20 0.06% due 7/1/2035 (put 1/3/2022)	1,400,000	1,400,000
	Mississippi — 0.0%
[d]	County of Jackson MS, 0.09% due 6/1/2023 (put 1/3/2022)	500,000	500,000
	New Jersey — 0.4%
[d]	Industrial Pollution Control Financing Authority of Union County, 0.05% due 10/1/2024 (put 1/3/2022)	6,695,000	6,695,000
	New Mexico — 0.3%
[d]	New Mexico Hospital Equipment Loan Council (SPA Wells Fargo Bank N.A.), Series D, 0.08% due 8/1/2034 (put 1/3/2022)	6,005,000	6,005,000
	New York — 0.8%
[d]	New York City Water & Sewer System (SPA Bank of Montreal), Series BB, 0.05% due 6/15/2049 (put 1/3/2022)	3,900,000	3,900,000
[d]	New York City Water & Sewer System (SPA JPMorgan Chase Bank N.A.), Series AA2, 0.08% due 6/15/2050 (put 1/3/2022)	11,250,000	11,250,000
	North Carolina — 0.3%
	Charlotte-Mecklenburg Hospital Authority ((Atrium Health Obligated Group; SPA JPMorgan Chase Bank N.A.),
[d]	Series B, 0.08% due 1/15/2038 (put 1/3/2022)	4,930,000	4,930,000
[d]	Series C, 0.08% due 1/15/2037 (put 1/3/2022)	1,040,000	1,040,000
	Texas — 0.5%
[d]	Lower Neches Valley Authority (Exxon Capital Ventures, Inc.; Guaranty: Exxon Mobil Corp.) IDC, 0.05% due 5/1/2046 - 11/1/2051 (put 1/3/2022)	8,095,000	8,095,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Utah — 0.3%
[d]	City of Murray, Series C, 0.07% due 5/15/2036 (put 1/3/2022)	$ 550,000	$ 550,000
[d]	City of Murray (SPA JPMorgan Chase Bank N.A.), Series A 0.08% due 5/15/2037 (put 1/3/2022)	5,045,000	5,045,000
	Total Short-Term Municipal Bonds — 2.8% (Cost $51,160,000)		51,160,000
	Total Investments — 96.7% (Cost $1,782,242,042)		$1,782,242,042
	Other Assets Less Liabilities — 3.3%		61,312,534
	Net Assets — 100.0%		$1,843,554,576

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $1,018,670,336, representing 55.26% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2021.
d	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
IDC	Industrial Development Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days are valued using the amortized cost method. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Committee determines such method does not represent fair value. Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.